Financial income and expenses	3 Months Ended
Mar. 31, 2020
Financial income and expenses [Abstract]
Financial income and expenses
Note 19. - Financial income and expenses

Financial income and expenses

The following table sets forth financial income and expenses for the three-month periods ended March 31, 2020 and 2019:

	For the three-month period ended March 31,
Financial income	2020	2019
	($ in thousands)
Interest income from loans and credits	1,116	173
Interest rates benefits derivatives: cash flow hedges	90	113
Total	1,207	286

	For the three-month period ended March 31,
Financial expenses	2020	2019
Expenses due to interest:	($ in thousands)
- Loans from credit entities	(61,388)	(63,233)
- Other debts	(19,136)	(23,822)
Interest rates losses derivatives: cash flow hedges	(15,484)	(14,448)
Total	(96,008)	(101,503)

Interests from other debts are primarily interests on the notes issued by ATS, ATN, Atlantica and Solaben Luxembourg and interests related to the investment from Liberty (Note 16). Losses from interest rate derivatives designated as cash flow hedges correspond primarily to transfers from equity to financial expense when the hedged item is impacting the consolidated condensed income statement.

Other net financial income and expenses

The following table sets out ‘Other net financial income and expenses” for the three-month periods ended March 31, 2020, and 2019:

	For the three-month period ended March 31,
Other financial income / (expenses)	2020	2019
	($ in thousands)
Other financial income	2,202	5,633
Other financial losses	(6,315)	(4,571)
Total	(4,112)	1,062

Other financial income are primarily interests on deposits.

Other financial losses primarily include expenses for guarantees and letters of credit, wire transfers, other bank fees and other minor financial expenses.